Summary of Significant Accounting Policies - Net Income (Loss) Per Ordinary Share (Details) - USD ($)	3 Months Ended		5 Months Ended	8 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Class A ordinary shares
Denominator:
Weighted average ordinary shares outstanding, Diluted	30,530,301	5,309,618	3,404,255		30,530,301
Basic net income (loss) per ordinary share	$ 0.06	$ (0.05)			$ (0.07)
Diluted income (loss) per ordinary share			$ (0.06)
Class A ordinary shares | CIK0001815805 BROADSTONE ACQUISITION CORP.
Numerator:
Allocation of net loss, as adjusted	$ 1,757,014	$ (246,740)	$ (194,223)	$ (5,596,126)	$ (2,177,496)
Denominator:
Weighted average ordinary shares outstanding, Basic	30,530,301	5,309,618	3,404,255	14,320,851	30,530,301
Weighted average ordinary shares outstanding, Diluted	30,530,301	5,309,618	3,247,904	14,320,851	30,530,301
Basic net income (loss) per ordinary share	$ 0.06	$ (0.05)	$ (0.06)	$ (0.39)	$ (0.07)
Diluted income (loss) per ordinary share	$ 0.06	$ (0.05)	$ (0.06)	$ (0.39)	$ (0.07)
Class B ordinary shares
Denominator:
Weighted average ordinary shares outstanding, Diluted	7,632,575	8,625,000	8,255,357		7,632,575
Basic net income (loss) per ordinary share	$ 0.06	$ (0.05)			$ (0.07)
Diluted income (loss) per ordinary share			$ (0.06)
Class B ordinary shares | CIK0001815805 BROADSTONE ACQUISITION CORP.
Numerator:
Allocation of net loss, as adjusted	$ 439,254	$ (407,892)	$ (471,141)	$ (3,170,401)	$ (544,374)
Denominator:
Weighted average ordinary shares outstanding, Basic	7,632,575	8,625,000	8,255,357	8,113,263	7,632,575
Weighted average ordinary shares outstanding, Diluted	7,632,575	8,625,000	8,255,357	8,113,263	7,632,575
Basic net income (loss) per ordinary share	$ 0.06	$ (0.05)	$ (0.06)	$ (0.39)	$ (0.07)
Diluted income (loss) per ordinary share	$ 0.06	$ (0.05)	$ (0.06)	$ (0.39)	$ (0.07)